UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     1/23/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               63

Form 13F Information Table Value Total:          $72,146

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105     2108         65682 SH       SOLE                                       65682
AT&T Corp.                       COMMON   001957109      684         37697 SH       SOLE                                       37697
AT&T Wireless Services           COMMON   00209A106      799         55581 SH       SOLE                                       55581
Abbott Laboratories              COMMON   002824100      320          5734 SH       SOLE                                        5734
Abiomed                          COMMON   003654100      196         12400 SH       SOLE                                       12400
American Express Co.             COMMON   025816109      385         10776 SH       SOLE                                       10776
American Home Prod.              COMMON   026609107      922         15020 SH       SOLE                                       15020
Amer Int'l Group                 COMMON   026874107     1057         13315 SH       SOLE                                       13315
Amgen Inc                        COMMON   031162100      518          9185 SH       SOLE                                        9185
Applied Materials                COMMON   038222105      734         18316 SH       SOLE                                       18316
Automatic Data Proc              COMMON   053015103      421          7153 SH       SOLE                                        7153
BP Amoco PLC ADR                 COMMON   055622104      220          4720 SH       SOLE                                        4720
Bed Bath & Beyond                COMMON   075896100      210          6200 SH       SOLE                                        6200
Bristol-Myers Squibb             COMMON   110122108     1480         29017 SH       SOLE                                       29017
ChevronTexaco                    COMMON   166764100      568          6342 SH       SOLE                                        6342
Cisco Systems                    COMMON   17275R102     1600         88328 SH       SOLE                                       88328
CitiGroup Inc.                   COMMON   172967101     3381         66970 SH       SOLE                                       66970
Clear Channel Communications     COMMON   184502102      563         11050 SH       SOLE                                       11050
Emulex Corp.                     COMMON   292475209      532         13454 SH       SOLE                                       13454
Exxon Mobil Corp.                COMMON   30231G102     1741         44308 SH       SOLE                                       44308
Federal Home Ln Mtge             COMMON   313400301      576          8801 SH       SOLE                                        8801
Fannie Mae                       COMMON   313586109     2386         30010 SH       SOLE                                       30010
Fidelity National Information So COMMON   31620P109      337         33034 SH       SOLE                                       33034
Fidelity National Financial Inc. COMMON   316326107     4026        162333 SH       SOLE                                      162333
General Electric                 COMMON   369604103     4240        105776 SH       SOLE                                      105776
Goldman Sachs Group Inc          COMMON   38141G104      225          2425 SH       SOLE                                        2425
Hewlett Packard Co               COMMON   428236103      261         12691 SH       SOLE                                       12691
Home Depot Inc.                  COMMON   437076102     1787         35023 SH       SOLE                                       35023
ICT Group                        COMMON   44929Y101      740         39740 SH       SOLE                                       39740
IGEN Int'l Inc.                  COMMON   449536101     2595         64703 SH       SOLE                                       64703
Integramed Amer NEW              COMMON   45810N302      215         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100     2178         69236 SH       SOLE                                       69236
Int'l Bsns. Machine              COMMON   459200101     3372         27881 SH       SOLE                                       27881
Intertan Inc                     COMMON   461120107      619         49287 SH       SOLE                                       49287
Johnson & Johnson Co             COMMON   478160104     2541         42995 SH       SOLE                                       42995
Kinder Morgan Inc. Kans          COMMON   49455P101      394          7075 SH       SOLE                                        7075
Liberty Media Corp Cl A          COMMON   530718105     1325         94655 SH       SOLE                                       94655
Marriott Intl Inc                COMMON   571903202      808         19867 SH       SOLE                                       19867
Medtronic Inc                    COMMON   585055106      899         17547 SH       SOLE                                       17547
Merck & Co.                      COMMON   589331107      352          5983 SH       SOLE                                        5983
Microsoft Corp.                  COMMON   594918104     3109         46933 SH       SOLE                                       46933
Minnesota Mining                 COMMON   604059105      248          2100 SH       SOLE                                        2100
NRG Energy                       COMMON   629377102     1288         83075 SH       SOLE                                       83075
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Pepsico Inc.                     COMMON   713448108      571         11719 SH       SOLE                                       11719
Pfizer                           COMMON   717081103     2061         51730 SH       SOLE                                       51730
SBC Communications               COMMON   78387G103      683         17435 SH       SOLE                                       17435
Safeway Inc New                  COMMON   786514208      617         14775 SH       SOLE                                       14775
Schering-Plough                  COMMON   806605101      297          8287 SH       SOLE                                        8287
Schlumberger Ltd.                COMMON   806857108     1325         24121 SH       SOLE                                       24121
Schwab Charles Corp              COMMON   808513105     1084         70095 SH       SOLE                                       70095
The Steak And Shake Company      COMMON   857873103      201         18167 SH       SOLE                                       18167
Sunrise Assisted Living          COMMON   86768K106     1712         58805 SH       SOLE                                       58805
Tellabs, Inc.                    COMMON   879664100      582         38909 SH       SOLE                                       38909
Tyco International               COMMON   902124106      262          4450 SH       SOLE                                        4450
Varsity Group Inc                COMMON   922281100      126        104800 SH       SOLE                                      104800
Verizon Communications           COMMON   92343V104      551         11618 SH       SOLE                                       11618
Viacom Inc Cl B                  COMMON   925524308     2261         51202 SH       SOLE                                       51202
Wal-Mart Stores Inc.             COMMON   931142103     2946         51198 SH       SOLE                                       51198
Washington Post Cl B             COMMON   939640108      371           700 SH       SOLE                                         700
Weyerhaeuser Co                  COMMON   962166104      582         10765 SH       SOLE                                       10765
Worldcom Inc.                    COMMON   98157D106     1250         88786 SH       SOLE                                       88786
PAC Century Cyberworks Ltd.      COMMON   Y6801N134        4         15000 SH       SOLE                                       15000
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